Leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Total lease cost	¥ 8,375	¥ 7,453
Operating lease expenses	7,706	6,995
Short-term lease expenses	¥ 669	¥ 458